Supplement Dated March 14, 2011
To The Summary Prospectus Dated October 11, 2010

Supplement Dated March 14, 2011
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

For the JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table entitled “JNL Series Trust” in its entirety and replace it with the following:

JNL Series Trust

JNL/BlackRock Commodity Securities Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

This Supplement is dated March 14, 2011.

(To be used with JMV2731 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC5890 10/10, VC5869 10/10, VC3656 05/10, VC5526 05/10, VC3723 05/10, VC3657 05/10, JMV5765 10/10, VC5995 10/10, NMV2731 10/10, NV4224 10/10, NV5869 10/10, NV5890 10/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, HR105 05/10 and VC2440 05/10.)

CMV7110 03/11

Supplement Dated March 14, 2011
To The Summary Prospectus Dated October 11, 2010

Supplement Dated March 14, 2011
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please add the following disclosure to the cover page:

The JNL/PPM America Floating Rate Income Fund is not available as an investment option.  However, the Fund is an Underlying Fund in which the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund may invest.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Summary Prospectus
December 31, 2010

JNL/PPM America Floating Rate Income Fund
(the “Fund”)
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://jackson.onlineprospectus.net/jackson/JNLseriestrust/funds. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus dated and SAI, both dated October 11, 2010 are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the Fund is to seek to provide a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.01%
Total Annual Fund Operating Expenses	1.01%

*“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$103	$322

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets  in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage- backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds, asset-backed securities, debtor-in-possession loans, and mezzanine loans, fixed income debt obligations and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its net assets in cash and non-floating rate securities, including lower-rated (“high yield”), commonly known as “junk bonds,” corporate bonds, investment grade corporate bonds and equity securities.

Although the Fund may engage in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans and may use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
High-yield bonds, lower-rated bonds and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  Floating rate investments generally fluctuate less in response to interest rate changes than fixed-rate debt securities, but may fluctuate in value because interest rate resets occur only periodically.  A decrease in interest rates could reduce the income earned by the Fund from its floating rate debt securities.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.

•
Loans risk – Loan investments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Access to the collateral securing certain loans may be limited by bankruptcy and other insolvency laws and the collateral may decline in value and/or be inadequate or difficult to realize upon.  Uncollateralized loan investments present greater risks than collateralized loans because there is no collateral on which the Fund can foreclose if the borrower is unable to pay interest or defaults in the payment of principal.  The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.  Senior Loans are also subject to the risk that a court could subordinate a Senior Loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the Fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates. Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Sub-Adviser.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Servicer risk – In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

•
Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Performance.  Performance for the Fund has not been included because the Fund will commence operations on the date of this prospectus.  Performance for the Fund will be available in the prospectus once the Fund has completed one full calendar year of operations.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John Walding	1999	Senior Managing Director
David Wagner	2000	Managing Director
Christopher Kappas	1999	Managing Director
Anthony Balestrieri*	2003	Senior Managing Director
* Leads a team with oversight of management of non-loan Fund investments.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

The following Fund should be added to the section entitled "Additional Information About Each Fund":

JNL/PPM America Floating Rate Income Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Floating Rate Income Fund is to seek to provide a high level of current income.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate investments, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements,  shares of money market funds, short-term bond funds, and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned herein.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as, notes, bonds, asset-backed securities, debtor-in-possession loans, and mezzanine loans, fixed income debt obligations and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its assets in cash and non-floating rate securities, including lower-rated (“high yield”), commonly known as “junk bonds,” corporate bonds, investment grade corporate bonds and equity securities.

Although the Fund may engage in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans and it may use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities.

In buying and selling securities for the Fund, the Sub-Adviser relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions.  The Sub-Adviser’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources.  The Sub-Adviser also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Non-diversification risk
•	Servicer risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Prepayment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Floating Rate Income Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of October 31, 2010, PPM, an affiliate of the investment adviser to the Trust, managed approximately $79.1 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes a team of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review new issue transactions, portfolio holdings and to discuss secondary trading activity.  The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.  John Walding, as head of the team, has the ultimate decision making responsibility for the team, but the process reflects the interactive and regular communication among the entire team.

John Walding, Senior Managing Director, Head of the High Yield Loan Group.  Mr. Walding joined PPM in 1999 to help manage the loan group.  In August, 2001, he was promoted to Senior Managing Director, Head of the High Yield Loan Group.  Mr. Walding is responsible for managing all aspects of the group, including portfolio management, marketing, new issue transaction review and trading.  Previously, Mr. Walding was employed by First Source Financial, Inc. (and its predecessor, Household Commercial Financial Services) for ten years.  He led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  He also served in various capacities including managing a high yield bond portfolio, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career at Dai-Ichi Kangyo Bank where he spent two years in the corporate finance group.  He received his M.B.A., Finance from DePaul University in 1988 and graduated from Elmhurst College in 1986.

Anthony Balestrieri, Senior Managing Director and Portfolio Manager of PPM, and with his team is responsible for managing  the non-loan investments for the Fund.  Mr. Balestrieri, with his team, manages or supervises over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College.

David Wagner, Managing Director.  Mr. Wagner joined PPM in 2000.  Mr. Wagner is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he was employed by First Source Financial, Inc. and its predecessor Household Commercial Financial Services for eight years where he led a team responsible for underwriting and portfolio management of direct and syndicated leveraged debt transactions.  Mr. Wagner was also involved in developing, underwriting, structuring and managing leveraged loan transactions and working out troubled loans and owned-company positions.  He began his career in the Corporate Finance Group of GE Capital as an investment analyst conducting collateral audits for new business opportunities and existing portfolio loans.  Mr. Wagner received his M.M. from Kellogg Graduate School of Business at Northwestern University in 1996 and a B.B.A. in Finance and Marketing from the University of Wisconsin in 1988.

Christopher Kappas, Managing Director. Mr. Kappas joined PPM in 1999 and is focused on portfolio management, credit monitoring, new issue transaction review and secondary trading.  Previously, he worked at Black Diamond Capital Management, a hedge fund investing in high yield bank debt and bonds, in a similar capacity.  Mr. Kappas also worked as a commercial lender at Sakura Bank for four years and LaSalle Bank for three years.  Mr. Kappas received his M.B.A from Loyola University Chicago in 1990 and his B.B.A. in finance from the University of Iowa in 1987.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s first Shareholder Report.

For the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table entitled “JNL Series Trust” in its entirety and replace it with the following:

JNL Series Trust

JNL/BlackRock Commodity Securities Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

In the section entitled “Glossary of Risks,” please add “Servicer risk”:

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

In the section entitled “Glossary of Risks,” please delete “Temporary defensive positions and large cash positions” in its entirety and replace it with the following:

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please add the following Fund to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/PPM America Floating Rate Income Fund	$0 to $500 million Over $500 million	.65% .60%

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following Fund to the table:

Funds	Assets	Administrative Fee
JNL/PPM America Floating Rate Income Fund	All Assets	.15%

This Supplement is dated March 14, 2011.

(To be used with VC6016 05/10 and NV6016 05/10.)

CMV7109 03/11

Supplement Dated March 14, 2011
To The Summary Prospectus Dated October 11, 2010

Supplement Dated March 14, 2011
To The Prospectus Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

For the JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table entitled “JNL Series Trust” in its entirety and replace it with the following:

JNL Series Trust

JNL/BlackRock Commodity Securities Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

This Supplement is dated March 14, 2011.

(To be used with FVC4224FT 05/10.)

JMX7108 03/11